UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Greenlight Capital, Inc.

Address:   140 East 45th Street
           24th Floor
           New York, New York  10017


Form 13F File Number: 028-07484


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Roitman
Title:  Chief Operating Officer
Phone:  (212) 973-1900

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel Roitman                 New York, NY                       8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:             112

Form 13F Information Table Value Total:  $    4,680,154
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13228             DME Advisors, L.P.
----  --------------------  ----------------------------------------------------
2     028-14000             DME Capital Management, LP
----  --------------------  ----------------------------------------------------
3     028-13259             Greenlight Masters, LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AEROPOSTALE                  COM            007865108   45,559  2,603,370 SH       SOLE                 2,603,370      0    0
AEROPOSTALE                  COM            007865108    8,866    506,600 SH       SOLE       1           506,600      0    0
AEROPOSTALE                  COM            007865108    5,677    324,400 SH       SOLE       2           324,400      0    0
AMDOCS LTD                   ORD            G02602103    5,497    180,877 SH       SOLE                   180,877      0    0
AMDOCS LTD                   ORD            G02602103    1,070     35,200 SH       SOLE       1            35,200      0    0
AMDOCS LTD                   ORD            G02602103      641     21,100 SH       SOLE       2            21,100      0    0
APPLE INC                    COM            037833100  274,164    816,765 SH       SOLE                   816,765      0    0
APPLE INC                    COM            037833100   53,405    159,100 SH       SOLE       1           159,100      0    0
APPLE INC                    COM            037833100   34,116    101,635 SH       SOLE       2           101,635      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105   83,566  3,247,823 SH       SOLE                 3,247,823      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105   14,084    547,378 SH       SOLE       1           547,378      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105    8,872    344,799 SH       SOLE       2           344,799      0    0
BECTON DICKINSON & CO        COM            075887109  150,001  1,740,761 SH       SOLE                 1,740,761      0    0
BECTON DICKINSON & CO        COM            075887109   28,936    335,800 SH       SOLE       1           335,800      0    0
BECTON DICKINSON & CO        COM            075887109   17,237    200,037 SH       SOLE       2           200,037      0    0
BECTON DICKINSON & CO        COM            075887109    4,739     55,000 SH       SOLE       3            55,000      0    0
BECTON DICKINSON & CO        COM            075887109    1,982     23,000     CALL SOLE                    23,000      0    0
BECTON DICKINSON & CO        COM            075887109      379      4,400     CALL SOLE       1             4,400      0    0
BECTON DICKINSON & CO        COM            075887109      224      2,600     CALL SOLE       2             2,600      0    0
BEST BUY INC                 COM            086516101  163,990  5,220,937 SH       SOLE                 5,220,937      0    0
BEST BUY INC                 COM            086516101   31,938  1,016,800 SH       SOLE       1         1,016,800      0    0
BEST BUY INC                 COM            086516101   20,412    649,863 SH       SOLE       2           649,863      0    0
BIOFUEL ENERGY CORP          COM            09064Y109    8,557 20,870,450 SH       SOLE                20,870,450      0    0
BIOFUEL ENERGY CORP          COM            09064Y109    2,142  5,224,887 SH       SOLE       1         5,224,887      0    0
BIOFUEL ENERGY CORP          COM            09064Y109      440  1,073,542 SH       SOLE       2         1,073,542      0    0
BP PLC                       SPONSORED ADR  055622104   84,042  1,897,546 SH       SOLE                 1,897,546      0    0
BP PLC                       SPONSORED ADR  055622104   16,113    363,800 SH       SOLE       1           363,800      0    0
BP PLC                       SPONSORED ADR  055622104    9,116    205,820 SH       SOLE       2           205,820      0    0
BROADRIDGE FINL SOLUTIONS IN COM            11133T103   50,313  2,090,297 SH       SOLE                 2,090,297      0    0
BROADRIDGE FINL SOLUTIONS IN COM            11133T103    8,408    349,300 SH       SOLE       1           349,300      0    0
BROADRIDGE FINL SOLUTIONS IN COM            11133T103    5,064    210,403 SH       SOLE       2           210,403      0    0
CAREFUSION CORP              COM            14170T101  195,289  7,187,664 SH       SOLE                 7,187,664      0    0
CAREFUSION CORP              COM            14170T101   37,793  1,390,995 SH       SOLE       1         1,390,995      0    0
CAREFUSION CORP              COM            14170T101   23,686    871,765 SH       SOLE       2           871,765      0    0
CAREFUSION CORP              COM            14170T101    2,019     74,300 SH       SOLE       3            74,300      0    0
CVS CAREMARK CORPORATION     COM            126650100   93,935  2,499,600 SH       SOLE                 2,499,600      0    0
CVS CAREMARK CORPORATION     COM            126650100   18,283    486,500 SH       SOLE       1           486,500      0    0
CVS CAREMARK CORPORATION     COM            126650100   10,857    288,900 SH       SOLE       2           288,900      0    0
EINSTEIN NOAH REST GROUP INC COM            28257U104  134,824  9,006,311 SH       SOLE                 9,006,311      0    0
EINSTEIN NOAH REST GROUP INC COM            28257U104   11,228    750,000 SH       SOLE       1           750,000      0    0
EINSTEIN NOAH REST GROUP INC COM            28257U104   14,628    977,158 SH       SOLE       2           977,158      0    0
EMPLOYERS HOLDINGS INC       COM            292218104   14,534    866,675 SH       SOLE                   866,675      0    0
EMPLOYERS HOLDINGS INC       COM            292218104    1,826    108,864 SH       SOLE       2           108,864      0    0
ENERGY PARTNERS LTD          COM NEW        29270U303   19,947  1,346,851 SH       SOLE                 1,346,851      0    0
ENERGY PARTNERS LTD          COM NEW        29270U303    3,801    256,652 SH       SOLE       1           256,652      0    0
ENERGY PARTNERS LTD          COM NEW        29270U303    2,014    135,971 SH       SOLE       2           135,971      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109  179,272  3,363,446 SH       SOLE                 3,363,446      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109   25,131    471,500 SH       SOLE       1           471,500      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109   20,715    388,658 SH       SOLE       2           388,658      0    0
FIFTH STREET FINANCE CORP    COM            31678A103   17,769  1,531,827 SH       SOLE                 1,531,827      0    0
FIFTH STREET FINANCE CORP    COM            31678A103    3,420    294,835 SH       SOLE       1           294,835      0    0
FIFTH STREET FINANCE CORP    COM            31678A103    1,996    172,030 SH       SOLE       2           172,030      0    0
FIRST SOLAR INC              COM            336433107   29,073    219,800     PUT  SOLE                   219,800      0    0
FIRST SOLAR INC              COM            336433107    5,621     42,500     PUT  SOLE       1            42,500      0    0
FIRST SOLAR INC              COM            336433107    3,254     24,600     PUT  SOLE       2            24,600      0    0
FURIEX PHARMACEUTICALS INC   COM            36106P101    6,793    381,864 SH       SOLE                   381,864      0    0
FURIEX PHARMACEUTICALS INC   COM            36106P101    1,233     69,300 SH       SOLE       1            69,300      0    0
FURIEX PHARMACEUTICALS INC   COM            36106P101      691     38,836 SH       SOLE       2            38,836      0    0
GENERAL MTRS CO              COM            37045V100   79,249  2,610,300 SH       SOLE                 2,610,300      0    0
GENERAL MTRS CO              COM            37045V100   15,423    508,000 SH       SOLE       1           508,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
GENERAL MTRS CO              COM            37045V100    9,160    301,700 SH       SOLE       2           301,700      0    0
HCA HOLDINGS INC             COM            40412C101   73,920  2,240,000 SH       SOLE                 2,240,000      0    0
HCA HOLDINGS INC             COM            40412C101   14,388    436,000 SH       SOLE       1           436,000      0    0
HCA HOLDINGS INC             COM            40412C101    8,547    259,000 SH       SOLE       2           259,000      0    0
HUNTINGTON INGALLS INDS INC  COM            446413106   62,504  1,811,700 SH       SOLE                 1,811,700      0    0
HUNTINGTON INGALLS INDS INC  COM            446413106   12,172    352,800 SH       SOLE       1           352,800      0    0
HUNTINGTON INGALLS INDS INC  COM            446413106    7,780    225,500 SH       SOLE       2           225,500      0    0
INGRAM MICRO INC             CL A           457153104   51,545  2,841,506 SH       SOLE                 2,841,506      0    0
INGRAM MICRO INC             CL A           457153104    9,975    549,900 SH       SOLE       1           549,900      0    0
INGRAM MICRO INC             CL A           457153104    6,505    358,594 SH       SOLE       2           358,594      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100   72,603  1,884,811 SH       SOLE                 1,884,811      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100    7,703    199,973 SH       SOLE       2           199,973      0    0
MARATHON OIL CORP            COM            565849106   58,043  1,101,800 SH       SOLE                 1,101,800      0    0
MARATHON OIL CORP            COM            565849106   10,952    207,900 SH       SOLE       1           207,900      0    0
MARATHON OIL CORP            COM            565849106    7,533    143,000 SH       SOLE       2           143,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100  148,760  2,725,034 SH       SOLE                 2,725,034      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100   28,163    515,900 SH       SOLE       1           515,900      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100   16,707    306,037 SH       SOLE       2           306,037      0    0
MICROSOFT CORP               COM            594918104  291,955 11,229,049 SH       SOLE                11,229,049      0    0
MICROSOFT CORP               COM            594918104   56,503  2,173,200 SH       SOLE       1         2,173,200      0    0
MICROSOFT CORP               COM            594918104   36,837  1,416,793 SH       SOLE       2         1,416,793      0    0
NCR CORP NEW                 COM            62886E108  136,736  7,238,545 SH       SOLE                 7,238,545      0    0
NCR CORP NEW                 COM            62886E108   25,560  1,353,100 SH       SOLE       1         1,353,100      0    0
NCR CORP NEW                 COM            62886E108   15,561    823,745 SH       SOLE       2           823,745      0    0
NVR INC                      COM            62944T105   71,033     97,912 SH       SOLE                    97,912      0    0
NVR INC                      COM            62944T105   11,383     15,690 SH       SOLE       1            15,690      0    0
NVR INC                      COM            62944T105    7,544     10,398 SH       SOLE       2            10,398      0    0
PFIZER INC                   COM            717081103  366,267 17,779,951 SH       SOLE                17,779,951      0    0
PFIZER INC                   COM            717081103   71,290  3,460,693 SH       SOLE       1         3,460,693      0    0
PFIZER INC                   COM            717081103   43,138  2,094,054 SH       SOLE       2         2,094,054      0    0
PFIZER INC                   COM            717081103    2,460    119,400 SH       SOLE       3           119,400      0    0
REPUBLIC AWYS HLDGS INC      COM            760276105   14,663  2,685,564 SH       SOLE                 2,685,564      0    0
REPUBLIC AWYS HLDGS INC      COM            760276105    2,497    457,327 SH       SOLE       1           457,327      0    0
REPUBLIC AWYS HLDGS INC      COM            760276105    1,474    269,909 SH       SOLE       2           269,909      0    0
SEAGATE TECHNOLOGY PLC       SHS            G7945M107  140,939  8,721,473 SH       SOLE                 8,721,473      0    0
SEAGATE TECHNOLOGY PLC       SHS            G7945M107   27,446  1,698,400 SH       SOLE       1         1,698,400      0    0
SEAGATE TECHNOLOGY PLC       SHS            G7945M107   17,542  1,085,500 SH       SOLE       2         1,085,500      0    0
SEMGROUP CORP                CL A           81663A105   24,099    938,801 SH       SOLE                   938,801      0    0
SEMGROUP CORP                CL A           81663A105    1,076     41,898 SH       SOLE       1            41,898      0    0
SEMGROUP CORP                CL A           81663A105    2,604    101,453 SH       SOLE       2           101,453      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100  230,934 42,844,980 SH       SOLE                42,844,980      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100   44,431  8,243,300 SH       SOLE       1         8,243,300      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100   25,935  4,811,720 SH       SOLE       2         4,811,720      0    0
STATE BK FINL CORP           COM            856190103   27,005  1,649,645 SH       SOLE                 1,649,645      0    0
STATE BK FINL CORP           COM            856190103    4,649    284,000 SH       SOLE       1           284,000      0    0
STATE BK FINL CORP           COM            856190103    2,723    166,355 SH       SOLE       2           166,355      0    0
SYMMETRICOM INC COM          COM            871543104    7,994  1,371,251 SH       SOLE                 1,371,251      0    0
SYMMETRICOM INC COM          COM            871543104    1,171    200,800 SH       SOLE       1           200,800      0    0
SYMMETRICOM INC COM          COM            871543104      803    137,795 SH       SOLE       2           137,795      0    0
TRAVELERS COMPANIES INC      COM            89417E109  188,326  3,225,867 SH       SOLE                 3,225,867      0    0
TRAVELERS COMPANIES INC      COM            89417E109   35,803    613,267 SH       SOLE       1           613,267      0    0
TRAVELERS COMPANIES INC      COM            89417E109   20,963    359,077 SH       SOLE       2           359,077      0    0


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